Subsequent Events (Details) - YY Live - Disposed of by sale - USD ($) $ in Millions		1 Months Ended
	Feb. 25, 2025	Feb. 28, 2025	Feb. 28, 2021
Subsequent Events
Amount of cash consideration received			$ 1,860.0
Subsequent Event
Subsequent Events
Total consideration related to disposal	$ 2,100.0	$ 2,100.0
Amount of cash consideration received	240.0	$ 240.0
Net of tax after gain	$ 1,900.0